UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number:
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Mast Capital Management, LLC
Address: 200 Clarendon Street, 51st Floor
         Boston, Massachusetts 02116

Form 13F File Number: 28-15377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David J. Steinberg
Title: Manager
Phone: (617) 375-3019

Signature, Place, and Date of Signing:

       /s/ David J. Steinberg, Boston, MA, May 15, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            1
                                              -----------------------------

Form 13F Information Table Entry Total:                       6
                                              -----------------------------

Form 13F Information Table Value Total:                $605,897
                                              -----------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-15379                   David J. Steinberg

                                                     FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE     SHARED     NONE
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
DENBURY RES INC              COM NEW       247916 20 8    9,933   532,616 SH         OTHER           1         0   532,616         0
DISH NETWORK CORP            CL A          25470M 10 9    9,740   257,000 SH         OTHER           1         0   257,000         0
SAFEWAY INC                  COM NEW       786514 20 8   10,124   384,193 SH         OTHER           1         0   384,193         0
SAFEWAY INC                  COM NEW       786514 20 8   10,540   400,000 SH  CALL   OTHER           1         0   400,000         0
SPDR S&P 500 ETF TR          TR UNIT       78462F 10 3  548,355 3,500,000 SH  PUT    OTHER           1         0 3,500,000         0
TITAN INTL INC ILL           COM           88830M 10 2   17,205   816,170 SH         OTHER           1         0   816,170         0
